Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions		Dec. 31, 2017		Dec. 31, 2016
Maximum exposure to credit risk [Member]
Maximum Exposure to Credit Risk [Line Items]
Cash and central bank balances	[1]	€ 225,655	[2]	€ 181,364	[3]
Interbank balances (w/o central banks)	[1]	9,265	[2]	11,606	[3]
Central bank funds sold and securities purchased under resale agreements	[1]	9,971	[2]	16,287	[3]
Securities borrowed	[1]	16,732	[2]	20,081	[3]
Financial assets at fair value through profit or loss	[1],[4]	550,313	[2]	667,411	[3]
Trading assets	[1]	98,730	[2]	95,410	[3]
Positive market values from derivative financial instruments	[1]	361,032	[2]	485,150	[3]
Financial assets designated at fair value through profit or loss	[1]	90,551	[2]	86,850	[3]
thereof [Abstract]
Securities purchased under resale agreements	[1]	57,843	[2]	47,404	[3]
Securities borrowed	[1]	20,254	[2]	21,136	[3]
Financial assets available for sale	[1],[4]	47,766	[2]	54,275	[3]
Loans	[1],[5]	405,621	[2]	413,455	[3]
Securities held to maturity	[1]	3,170	[2]	3,206	[3]
Other assets subject to credit risk	[1]	66,900	[2]	76,036	[3]
Financial guarantees and other credit related contingent liabilities	[1],[6]	48,212	[2]	52,341	[3]
Irrevocable lending commitments and other credit related commitments	[1],[6]	158,253	[2]	166,063	[3]
Maximum exposure to credit risk	[1]	1,541,858	[2]	1,662,125	[3]
Netting [Member]
Maximum Exposure to Credit Risk [Line Items]
Cash and central bank balances	[1]	0		0
Interbank balances (w/o central banks)	[1]	0		0
Central bank funds sold and securities purchased under resale agreements	[1]	0		0
Securities borrowed	[1]	0		0
Financial assets at fair value through profit or loss	[1],[4]	286,149		389,475
Trading assets	[1]	0		0
Positive market values from derivative financial instruments	[1]	285,421		386,727
Financial assets designated at fair value through profit or loss	[1]	728		2,748
thereof [Abstract]
Securities purchased under resale agreements	[1]	728		2,748
Securities borrowed	[1]	0		0
Financial assets available for sale	[1],[4]	0		0
Loans	[1],[5]	0		0
Securities held to maturity	[1]	0		0
Other assets subject to credit risk	[1]	29,854		39,567
Financial guarantees and other credit related contingent liabilities	[1],[6]	0		0
Irrevocable lending commitments and other credit related commitments	[1],[6]	0		0
Maximum exposure to credit risk	[1]	316,003		429,042
Collateral [Member]
Maximum Exposure to Credit Risk [Line Items]
Cash and central bank balances	[1]	0		0
Interbank balances (w/o central banks)	[1]	0		0
Central bank funds sold and securities purchased under resale agreements	[1]	9,914		15,944
Securities borrowed	[1]	15,755		19,193
Financial assets at fair value through profit or loss	[1],[4]	136,650		139,274
Trading assets	[1]	2,635		3,601
Positive market values from derivative financial instruments	[1]	52,797		64,438
Financial assets designated at fair value through profit or loss	[1]	81,218		71,235
thereof [Abstract]
Securities purchased under resale agreements	[1]	56,566		44,591
Securities borrowed	[1]	20,034		20,918
Financial assets available for sale	[1],[4]	559		560
Loans	[1],[5]	211,578		210,776
Securities held to maturity	[1]	0		0
Other assets subject to credit risk	[1]	1,514		1,061
Financial guarantees and other credit related contingent liabilities	[1],[6]	4,024		5,094
Irrevocable lending commitments and other credit related commitments	[1],[6]	7,544		8,251
Maximum exposure to credit risk	[1]	387,538		400,153
Guarantees and Credit derivatives [Member]
Maximum Exposure to Credit Risk [Line Items]
Cash and central bank balances	[1],[7]	0		0
Interbank balances (w/o central banks)	[1],[7]	7		25
Central bank funds sold and securities purchased under resale agreements	[1],[7]	0		0
Securities borrowed	[1],[7]	0		0
Financial assets at fair value through profit or loss	[1],[4],[7]	265		1,241
Trading assets	[1],[7]	146		1,007
Positive market values from derivative financial instruments	[1],[7]	119		164
Financial assets designated at fair value through profit or loss	[1],[7]	0		70
thereof [Abstract]
Securities purchased under resale agreements	[1],[7]	0		0
Securities borrowed	[1],[7]	0		0
Financial assets available for sale	[1],[4],[7]	0		28
Loans	[1],[5],[7]	20,063		30,189
Securities held to maturity	[1],[7]	0		0
Other assets subject to credit risk	[1],[7]	56		80
Financial guarantees and other credit related contingent liabilities	[1],[6],[7]	6,579		8,661
Irrevocable lending commitments and other credit related commitments	[1],[6],[7]	1,759		7,454
Maximum exposure to credit risk	[1],[7]	28,730		47,679
Total credit enhancements [Member]
Maximum Exposure to Credit Risk [Line Items]
Cash and central bank balances	[1]	0		0
Interbank balances (w/o central banks)	[1]	7		25
Central bank funds sold and securities purchased under resale agreements	[1]	9,914		15,944
Securities borrowed	[1]	15,755		19,193
Financial assets at fair value through profit or loss	[1],[4]	423,065		529,990
Trading assets	[1]	2,781		4,607
Positive market values from derivative financial instruments	[1]	338,338		451,329
Financial assets designated at fair value through profit or loss	[1]	81,946		74,054
thereof [Abstract]
Securities purchased under resale agreements	[1]	57,294		47,339
Securities borrowed	[1]	20,034		20,918
Financial assets available for sale	[1],[4]	559		589
Loans	[1],[5]	231,641		240,965
Securities held to maturity	[1]	0		0
Other assets subject to credit risk	[1]	31,424		40,708
Financial guarantees and other credit related contingent liabilities	[1],[6]	10,604		13,756
Irrevocable lending commitments and other credit related commitments	[1],[6]	9,303		15,705
Maximum exposure to credit risk	[1]	€ 732,271		€ 876,874

[1]	All amounts at carrying value unless otherwise indicated
[2]	Does not include credit derivative notional sold (828,804million) and credit derivative notional bought protection
[3]	Does not include credit derivative notional sold (744,159million) and credit derivative notional bought protection
[4]	Excludes equities, other equity interests and commodities
[5]	Gross loans less deferred expense/unearned income before deductions of allowance for loan losses
[6]	Figures are reflected at notional amounts
[7]	Bought credit protection is reflected with the notional of the underlying